May 3, 2007

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

ATTN:    Document Control - Edgar

RE:      RiverSource Variable Life Separate Account ("Registrant"),
         Rule 497(j) filing

         RiverSource(R) Variable Universal Life
         File Nos. 33-11165/811-4298

Dear Commissioners:

Registrant certifies that the form of the Prospectus and Statement of Additional Information (SAI) that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent prospectus and SAI has been filed electronically.

If you have any questions concerning this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 671-2237.

Sincerely,





/s/      Rodney J. Vessels
--------------------------
         Rodney J. Vessels
         Assistant General Counsel
         RiverSource Life Insurance Company